Summary of Significant Accounting Policies (Details 2) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share	5,738,422	8,982,298	56,783,443	10,019,647,886
Convertibles Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share				10,000,000,000
C Preferred Stock Convertible Series
Antidilutive Securities Excluded from Computation of Earnings Per Share	2,545,667	8,281,673	51,923,443	19,347,886
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	1,925,768	233,542	1,620,000
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	1,266,987	467,083	3,240,000	300,000